BANK BORROWINGS (Schedule of Bank Borrowings) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
BANK BORROWINGS [Abstract]
Short-term	$ 119,049	720,689	365,274
Long-term loans, current portion	991	6,000
Short-term loans and current portion of long-term loans	120,040	726,689	365,274
Long-term loans, non-current portion	5,451	33,000
Total	$ 125,491	759,689	365,274